Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Results of Operations (Unaudited) [Abstract]
Schedule of Quarterly Financial Information

The unaudited quarterly results of operations for the years ended December 31, 2014 and 2013 follow (in thousands, except per-share data):

	2014 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$4,036	4,325	4,227	4,344
Total interest expense	627	683	660	628
Net interest income	3,409	3,642	3,567	3,716
Provision for loan losses	20	117	110	110
Mortgage banking income	29	56	54	75
Other income	891	1,114	1,039	1,076
Other expense	3,336	3,401	3,338	3,495
Income before income taxes	973	1,294	1,212	1,262
Income tax expense	70	131	154	170
Net income	$903	$1,163	$1,058	$1,092
Per-share data:
Basic earnings	$.22	$.28	$.25	$.26
Diluted earnings	.22	.28	.25	.26
Cash dividends	.22	.22	.22	.22

	2013 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$4,144	4,173	4,224	4,193
Total interest expense	763	741	719	677
Net interest income	3,381	3,432	3,505	3,516
Provision for loan losses	80	86	100	149
Mortgage banking income	97	85	84	72
Other income	980	970	939	1,006
Other expense	3,035	3,330	3,349	3,432
Income before income taxes	1,343	1,071	1,079	1,013
Income tax expense	337	62	60	46
Net income	$1,006	$1,009	$1,019	$967
Per-share data:
Basic earnings	$.24	$.24	$.24	$.23
Diluted earnings	.24	.24	.24	.23
Cash dividends	.22	.22	.22	.22